Statutory Prospectus Supplement dated April 24, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco All Cap Market Neutral Fund

The following information replaces in its entirety the information appearing under the heading "FUND SUMMARY – Fees and Expenses of the Fund" in the prospectus:

"This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section "Shareholder Account Information – Initial Sales Charges (Class A Shares Only)" on page A-3 of the prospectus and the section "Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares" on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees		1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		2.85	2.85	2.85	2.85
Acquired Fund Fees and Expenses		0.02	0.02	0.02	0.02
Total Annual Fund Operating Expenses[2]		4.37	5.12	4.62	4.12
Fee Waiver and/or Expense Reimbursement[3]		2.75	2.75	2.75	2.75
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.62	2.37	1.87	1.37

[1]	A contingent deferred sales charge may apply in some cases. See "Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
[2]	"Total Annual Fund Operating Expenses" have been restated to reflect current fees by eliminating "Dividend and Interest Expense on Securities Sold Short" resulting from a modification in how the Fund's investment strategy is implemented.
[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.62%, 2.37%, 1.87% and 1.37%, respectively, of the Fund's average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 29, 2016 and June 30, 2016, respectively. The fee waiver agreements cannot be terminated during their terms.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$706	$1,565	$2,435	$4,659
Class C	$340	$1,290	$2,337	$4,944
Class R	$190	$1,146	$2,110	$4,552
Class Y	$139	$1,001	$1,878	$4,138

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$706	$1,565	$2,435	$4,659
Class C	$240	$1,290	$2,337	$4,944
Class R	$190	$1,146	$2,110	$4,552
Class Y	$139	$1,001	$1,878	$4,138"

The following information replaces in its entirety the information appearing in the 2nd paragraph under the heading "FUND SUMMARY – Principal Investment Strategies of the Fund" in the prospectus:

"The Fund's equity exposure will be achieved through investments in individual stocks and in derivative instruments. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset and a short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset."

The following information replaces in its entirety the information appearing in the 5th paragraph under the heading "FUND SUMMARY – Principal Investment Strategies of the Fund" in the prospectus:

"The derivatives in which the Fund will principally invest will include but are not limited to equity-related futures contracts and swap agreements, such as total return swaps. Futures contracts and swap contracts will be used to gain or limit equity market exposure in the jurisdictions in which the Fund invests. The Fund's use of derivatives is expected to be significant and greater than most mutual funds."

The following information replaces in its entirety the 2nd risk appearing under the heading "FUND SUMMARY – Principal Risks of Investing in the Fund" in the prospectus:

"Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund's returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund's ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other mutual funds because the Fund will implement its investment strategy in short positions primarily through derivative instruments rather than direct investments in stocks."

Statutory Prospectus Supplement dated April 24, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Funds listed below:

Invesco All Cap Market Neutral Fund

The following information replaces in its entirety the information appearing under the heading "FUND SUMMARIES – INVESCO ALL CAP MARKET NEUTRAL FUND – Fees and Expenses of the Fund" in the prospectus:

"This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a Percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		2.82	2.81
Acquired Fund Fees and Expenses		0.02	0.02
Total Annual Fund Operating Expenses [1]		4.09	4.08
Fee Waiver and/or Expense Reimbursement[2]		2.72	2.71
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.37	1.37

[1]	"Total Annual Fund Operating Expenses" have been restated to reflect current fees by eliminating "Dividend and Interest Expense on Securities Sold Short" resulting from a modification in how the Fund's investment strategy is implemented.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and R6 shares to 1.37% of the Fund's average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 29, 2016 and June 30, 2016, respectively. The fee waiver agreements cannot be terminated during their terms.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$139	$995	$1,866	$4,114
Class R6	$139	$993	$1,862	$4,106"

The following information replaces in its entirety the information appearing in the 2nd paragraph under the heading "FUND SUMMARIES – INVESCO ALL CAP MARKET NEUTRAL FUND – Principal Investment Strategies of the Fund" in the prospectus:

"The Fund's equity exposure will be achieved through investments in individual stocks and in derivative instruments. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset and a short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset."

The following information replaces in its entirety the information appearing in the 5th paragraph under the heading "FUND SUMMARIES – INVESCO ALL CAP MARKET NEUTRAL FUND – Principal Investment Strategies of the Fund" in the prospectus:

"The derivatives in which the Fund will principally invest will include but are not limited to equity-related futures contracts and swap agreements, such as total return swaps. Futures contracts and swap contracts will be used to gain or limit equity market exposure in the jurisdictions in which the Fund invests. The Fund's use of derivatives is expected to be significant and greater than most mutual funds."

The following information replaces in its entirety the 2nd risk appearing under the heading "FUND SUMMARIES – INVESCO ALL CAP MARKET NEUTRAL FUND – Principal Risks of Investing in the Fund" in the prospectus:

"Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund's returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund's ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other mutual funds because the Fund will implement its investment strategy in short positions primarily through derivative instruments rather than direct investments in stocks."